Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Optimum Fund Trust
Entity Central Index Key	0001227523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000006446 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OIFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$40	0.79%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if interest and non-recurring expenses were not included.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1],[2]
Net Assets	$ 2,743,495,225
Holdings Count | Holding	1,380	[3]
Advisory Fees Paid, Amount	$ 6,771,263
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

C000006445 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class C
Trading Symbol	OCFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$91	1.79%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if interest and non-recurring expenses were not included.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[4],[5]
Net Assets	$ 2,743,495,225
Holdings Count | Holding	1,380	[6]
Advisory Fees Paid, Amount	$ 6,771,263
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

C000006443 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class A
Trading Symbol	OAFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$53	1.04%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if interest and non-recurring expenses were not included.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[7],[8]
Net Assets	$ 2,743,495,225
Holdings Count | Holding	1,380	[9]
Advisory Fees Paid, Amount	$ 6,771,263
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

C000006447 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class A
Trading Symbol	OAIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$71	1.31%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.30% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[10],[11]
Net Assets	$ 993,700,884
Holdings Count | Holding	523	[12]
Advisory Fees Paid, Amount	$ 3,456,339
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%

C000006449 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class C
Trading Symbol	OCIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	2.06%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.05% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.06%	[13],[14]
Net Assets	$ 993,700,884
Holdings Count | Holding	523	[15]
Advisory Fees Paid, Amount	$ 3,456,339
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%

C000006450 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Institutional Class
Trading Symbol	OIIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$58	1.06%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.05% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[16],[17]
Net Assets	$ 993,700,884
Holdings Count | Holding	523	[18]
Advisory Fees Paid, Amount	$ 3,456,339
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%

C000006454 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OILGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$55	0.96%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.96%	[19],[20]
Net Assets	$ 2,122,155,096
Holdings Count | Holding	117	[21]
Advisory Fees Paid, Amount	$ 6,575,047
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%

C000006453 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class C
Trading Symbol	OCLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	1.96%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.96%	[22],[23]
Net Assets	$ 2,122,155,096
Holdings Count | Holding	117	[24]
Advisory Fees Paid, Amount	$ 6,575,047
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%

C000006451 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class A
Trading Symbol	OALGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$69	1.21%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.21%	[25],[26]
Net Assets	$ 2,122,155,096
Holdings Count | Holding	117	[27]
Advisory Fees Paid, Amount	$ 6,575,047
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%

C000006455 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class A
Trading Symbol	OALVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$62	1.18%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.17% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[28],[29]
Net Assets	$ 1,930,724,548
Holdings Count | Holding	124	[30]
Advisory Fees Paid, Amount	$ 5,880,589
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%

C000006457 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class C
Trading Symbol	OCLVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$101	1.93%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.92% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.93%	[31],[32]
Net Assets	$ 1,930,724,548
Holdings Count | Holding	124	[33]
Advisory Fees Paid, Amount	$ 5,880,589
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%

C000006458 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OILVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$49	0.93%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.92% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[34],[35]
Net Assets	$ 1,930,724,548
Holdings Count | Holding	124	[36]
Advisory Fees Paid, Amount	$ 5,880,589
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%

C000006462 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OISGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$68	1.23%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.22% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.23%	[37],[38]
Net Assets	$ 736,277,141
Holdings Count | Holding	197	[39]
Advisory Fees Paid, Amount	$ 3,091,720
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%

C000006461 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OCSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$123	2.23%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.22% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.23%	[40],[41]
Net Assets	$ 736,277,141
Holdings Count | Holding	197	[42]
Advisory Fees Paid, Amount	$ 3,091,720
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%

C000006459 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OASGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$82	1.48%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.47% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%	[43],[44]
Net Assets	$ 736,277,141
Holdings Count | Holding	197	[45]
Advisory Fees Paid, Amount	$ 3,091,720
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%

C000006463 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	OASVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$73	1.40%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.39% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%	[46],[47]
Net Assets	$ 596,612,545
Holdings Count | Holding	231	[48]
Advisory Fees Paid, Amount	$ 2,299,997
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%

C000006465 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	OCSVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	2.15%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.14% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%	[49],[50]
Net Assets	$ 596,612,545
Holdings Count | Holding	231	[51]
Advisory Fees Paid, Amount	$ 2,299,997
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%

C000006466 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OISVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$60	1.15%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[52],[53]
Net Assets	$ 596,612,545
Holdings Count | Holding	231	[54]
Advisory Fees Paid, Amount	$ 2,299,997
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%

[1]	Annualized.
[2]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if interest and non-recurring expenses were not included.
[3]	Excludes cash and cash equivalents.
[4]	Annualized.
[5]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if interest and non-recurring expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if interest and non-recurring expenses were not included.
[9]	Excludes cash and cash equivalents.
[10]	Annualized.
[11]	Costs paid as a percentage of a $10,000 investment would have been 1.30% if non-recurring expenses were not included.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Costs paid as a percentage of a $10,000 investment would have been 2.05% if non-recurring expenses were not included.
[15]	Excludes cash and cash equivalents.
[16]	Annualized.
[17]	Costs paid as a percentage of a $10,000 investment would have been 1.05% if non-recurring expenses were not included.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
[21]	Excludes cash and cash equivalents.
[22]	Annualized.
[23]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
[27]	Excludes cash and cash equivalents.
[28]	Annualized.
[29]	Costs paid as a percentage of a $10,000 investment would have been 1.17% if non-recurring expenses were not included.
[30]	Excludes cash and cash equivalents.
[31]	Annualized.
[32]	Costs paid as a percentage of a $10,000 investment would have been 1.92% if non-recurring expenses were not included.
[33]	Excludes cash and cash equivalents.
[34]	Annualized.
[35]	Costs paid as a percentage of a $10,000 investment would have been 0.92% if non-recurring expenses were not included.
[36]	Excludes cash and cash equivalents.
[37]	Annualized.
[38]	Costs paid as a percentage of a $10,000 investment would have been 1.22% if non-recurring expenses were not included.
[39]	Excludes cash and cash equivalents.
[40]	Annualized.
[41]	Costs paid as a percentage of a $10,000 investment would have been 2.22% if non-recurring expenses were not included.
[42]	Excludes cash and cash equivalents.
[43]	Annualized.
[44]	Costs paid as a percentage of a $10,000 investment would have been 1.47% if non-recurring expenses were not included.
[45]	Excludes cash and cash equivalents.
[46]	Annualized.
[47]	Costs paid as a percentage of a $10,000 investment would have been 1.39% if non-recurring expenses were not included.
[48]	Excludes cash and cash equivalents.
[49]	Annualized.
[50]	Costs paid as a percentage of a $10,000 investment would have been 2.14% if non-recurring expenses were not included.
[51]	Excludes cash and cash equivalents.
[52]	Annualized.
[53]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.
[54]	Excludes cash and cash equivalents.